Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.01	$ 0.01
Ordinary shares, shares authorized (in Shares)	[1]	41,250,000	41,250,000
Ordinary shares, shares issued (in Shares)	[1]	2,322,391	389,789
Ordinary shares, shares outstanding (in Shares)	[1]	2,322,391	389,789
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.01	$ 0.01
Ordinary shares, shares authorized (in Shares)		41,100,000	41,100,000
Ordinary shares, shares issued (in Shares)		2,321,682	389,080
Ordinary shares, shares outstanding (in Shares)		2,321,682	389,080
Class B Ordinary Share
Ordinary shares, par value (in Dollars per share)		$ 0.01	$ 0.01
Ordinary shares, shares authorized (in Shares)		150,000	150,000
Ordinary shares, shares issued (in Shares)		709	709
Ordinary shares, shares outstanding (in Shares)		709	709

[1]	Retrospectively restated to reflect the effects of the reverse share split on August 18, 2025 and May 7, 2026, and the Share Capital Reduction and Reorganization on March 13, 2026 (see Note 13).